COMMITMENTS AND GUARANTEES (RENTALS) (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND GUARANTEES (RENTALS)
Schedule of non-cancellable operating agreements

Up to 1 year	2,579,046
From 1 to 5 years	7,201,868
Over five years	2,810,647
Total	12,591,561